Net financial result	6 Months Ended
Jun. 30, 2019
Net Financial Result
Net financial result

The net financial result is comprised of the following items for the three and six months ended June 30:

	For the three months ended June 30,		For the six months ended June 30,
	2019 (unaudited)	2018 (unaudited)	2019 (unaudited)	2018 (unaudited)
	(in thousands of €)
Finance income
Interest income	1,067	438	1,870	703
Foreign exchange income	272	5,304	628	5,304
Total	1,339	5,742	2,498	6,007
Finance costs
Foreign exchange expense	(381)	—	(435)	(2,163)
Other	(8)	(37)	(15)	(63)
Total	(389)	(37)	(450)	(2,226)
Net financial result	950	5,705	2,048	3,781

On the reporting date, assets and liabilities are translated at the closing rate. Any foreign exchange rate differences derived from these translations are recognized in the consolidated statement of profit or loss as part of finance income.

Interest income results from marketable securities held by the Company and short-term deposits in U.S. Dollar held by the Company and its subsidiary InflaRx GmbH.

Foreign exchange income and expense is mainly derived from the translation of the U.S. Dollar cash and cash equivalents held by InflaRx GmbH. These funds are translated at the exchange rates prevailing on the reporting date. Any resulting translation differences are recognized in profit or loss. U.S. Dollar denominated funds of the Company do not materially impact foreign exchange results, as the Company has changed its functional currency from Euro to U.S. Dollar.